21. Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations Tables Abstract
Income from discontinued operations

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Revenues	17,151	3,596,450	3,452,755
Cost of sales	(23,874)	(2,324,579)	(2,134,832)
Gross (loss) income	(6,723)	1,271,871	1,317,923

Administrative and selling expenses	-	(13,948)	(14,022)
Other operating income	469,600	-	-
Other operating expenses	-	(18,146)	59,030
Operating income	462,877	1,239,777	1,362,931

Income (loss) on net monetary position	(134,063)	(57,942)	(63,695)
Finance expense	-	(545)	(28,624)
Income before tax from discontinued operations	328,814	1,181,290	1,270,612
Income tax for the year	(52,637)	(390,016)	(463,623)
Income for the year from discontinued operations	276,177	791,274	806,989

Assets and liabilities classified as held for sale
2017
ARS 000

Assets
Property, plant and equipment	710,343
Inventories	38,523
Assets held for sale	748,866

Liabilities
Deferred income tax liabilities	(152,039)
Compensation and employee benefits liabilities	(6,513)
Provisions	(193,463)
Labilities associated with assets held for sale	(352,015)
Net assets held for sale	396,851

Cash flows of discontinued operations
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Operating activities	(6,723)	1,212,104	1,250,057

Earnings per share from discontinued operations
	2018	2017	2016

– Basic and diluted income per share from discontinued operations	ARS 0.18	ARS 0.53	ARS 0.53